Earnings / (Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income / (Loss):
Net income / (loss)	$ 20,628	$ (26,229)
Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	64,170,654	62,188,645
Basic earnings / (loss) per share	$ 0.32	$ (0.42)
Effect of dilutive securities:
Dilutive effect of non vested shares	298,206	0
Weighted average common shares outstanding, diluted	64,468,860	62,188,645
Diluted earnings / (loss) per share	$ 0.32	$ (0.42)
Earnings / (loss) per share
Number of anti-dilutive shares		1,024,000
Employee Stock Option
Earnings / (loss) per share
Number of anti-dilutive shares	104,250	104,250